COST OF SALES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Cost of sales	€ 1,650,860	€ 1,579,690	€ 1,498,806
Interest and other financial expense	€ 30,945	21,307	€ 23,702
Takata Airbag Inflators | Warranty and recall campaigns provision
Disclosure of other provisions [line items]
New provisions, other provisions		€ 36,994